AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 72.89%
ASSET-BACKED SECURITIES — 17.44%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
5.85% 07/25/56
1,2
$ 8,443 $ 8,245
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/17/34
1,2,3
100,000 98,319
AmeriCredit Automobile Receivables Trust,
Series 2019-1, Class D
3.62% 03/18/25 175,000 174,057
Apidos CLO XII,
Series 2013-12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
6.34% 04/15/31
1,2,3
115,000 114,182
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
6.31% 04/20/31
1,2,3
200,000 198,479
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
6.20% 07/20/29
1,2,3
35,588 35,351
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
6.47% 01/20/32
1,2,3
90,000 89,216
Carmax Auto Owner Trust,
Series 2020-1, Class C
2.34% 11/17/25 135,000 131,462
Carvana Auto Receivables Trust,
Series 2022-P3, Class A3
4.61% 11/10/27 165,000 160,010
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/25/34
1,2,3
100,000 98,196
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
6.14% 11/15/28
1,2,3
71,006 70,344
Dryden 58 CLO Ltd.,
Series 2018-58A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
6.26% 07/17/31
1,2,3
150,000 148,268
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
6.16% 04/15/29
1,2,3
$ 41,905 $ 41,559
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
6.43% 10/15/34
1,2,3
150,000 147,550
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
5.91% 04/25/35
1
579 579
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
6.20% 03/25/36
1
11,167 11,157
Exeter Automobile Receivables Trust,
Series 2021-1A, Class D
1.08% 11/16/26 145,000 137,874
Exeter Automobile Receivables Trust,
Series 2022-6A, Class C
6.32% 05/15/28 130,000 130,028
Flagship Credit Auto Trust,
Series 2021-1, Class C
0.91% 03/15/27
2
150,000 142,215
GLS Auto Receivables Issuer Trust,
Series 2020-4A, Class D
1.64% 10/15/26
2
160,000 152,701
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.40% 10/20/34
1,2,3
140,000 137,539
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
6.06% 04/15/31
1,2,3
45,455 45,321
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
6.26% 07/21/30
1,2,3
165,265 164,020
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
5.66% 06/25/31
1
63,797 61,583
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
6.20% 12/27/66
1,2
57,868 57,318
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
5.73% 06/25/41
1,2
8,881 8,663

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
5.90% 10/20/34
1,2,3
$ 45,000 $ 44,379
Oak Street Investment Grade Net Lease Fund,
Series 2020-1A, Class A1
1.85% 11/20/50
2
95,495 84,873
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.53% 11/20/30
1,2,3
84,564 84,031
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
6.31% 01/20/31
1,2,3
154,663 153,659
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.33% 02/24/37
1,2,3
115,000 112,781
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 01/17/31
1,2,3
76,203 75,908
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
6.29% 04/18/31
1,2,3
150,000 148,856
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
6.30% 09/25/65
1,2
38,271 37,987
Progress Residential Trust,
Series 2019-SFR3, Class A
2.27% 09/17/36
2
118,680 113,080
Progress Residential Trust,
Series 2019-SFR4, Class A
2.69% 10/17/36
2
99,757 95,693
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
6.44% 10/20/30
1,2,3
123,988 123,009
Rockford Tower CLO Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
6.41% 10/20/31
1,2,3
150,000 148,543
Santander Drive Auto Receivables Trust,
Series 2022-2, Class C
3.76% 07/16/29 160,000 152,178
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Series 2022-4, Class C
5.00% 11/15/29 $ 160,000 $ 156,050
SLM Student Loan Trust,
Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
5.40% 10/25/28
1
6,010 6,005
SLM Student Loan Trust,
Series 2005-7, Class A4
(LIBOR USD 3-Month plus 0.15%)
5.41% 10/25/29
1
51,854 51,706
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
6.96% 07/25/23
1
73,438 73,393
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
6.36% 07/25/23
1
110,403 108,561
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
6.10% 09/25/28
1
115,579 111,408
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.85% 01/25/29
1
67,229 64,614
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
5.70% 06/25/27
1
4,524 4,394
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
2
190,282 158,570
Sofi Professional Loan Program, LLC,
Series 2019-A, Class A2FX
3.69% 06/15/48
2
124,973 119,406
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
2
60,000 57,154
Stratus CLO Ltd.,
Series 2021-2A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
6.15% 12/28/29
1,2,3
82,264 81,461
Westlake Automobile Receivables Trust,
Series 2022-2A, Class C
4.85% 09/15/27
2
150,000 146,357
Westlake Automobile Receivables Trust,
Series 2023-1A, Class B
5.41% 01/18/28
2
150,000 148,276
World Omni Select Auto Trust,
Series 2023-A, Class C
6.00% 01/16/29 150,000 149,642
Total Asset-Backed Securities
(Cost $5,446,144) 5,376,210

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 25.38%*
Banking — 8.09%
Bank of America Corp.
1.73% 07/22/27
4
$ 200,000 $ 178,591
Bank of America Corp.
(MTN)
2.55% 02/04/28
4
235,000 212,264
DNB Bank ASA
(Norway)
0.86% 09/30/25
2,3,4
200,000 187,655
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
395,000 375,850
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
200,000 192,213
JPMorgan Chase & Co.
1.58% 04/22/27
4
30,000 26,962
Lloyds Banking Group PLC
(United Kingdom)
3.57% 11/07/28
3,4
30,000 27,214
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
2,3,4
90,000 84,436
1.34% 01/12/27
2,3,4
70,000 62,342
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
105,000 103,137
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
15,000 14,940
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
275,000 263,403
UBS Group AG
(Switzerland)
1.31% 02/02/27
2,3,4
145,000 126,940
2.59% 09/11/25
2,3,4
250,000 238,238
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
330,000 310,922
2.39% 06/02/28
4
100,000 89,183
2,494,290
Communications — 1.98%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
6.72% 06/12/24
1
175,000 176,232
Charter Communications Operating LLC/Charter
Communications Operating Capital
(LIBOR USD 3-Month plus 1.65%)
6.95% 02/01/24
1
125,000 125,540
Frontier Communications Holdings LLC
8.63% 03/15/31
2
32,000 30,989
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,3
66,000 60,026
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,2,3,5,6,7,8
$ 20,000 $ —
9.75% 07/15/25
†,2,3,5,6,7,8
61,000 —
Qwest Corp.
7.25% 09/15/25 100,000 97,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
2
47,500 47,011
T-Mobile USA, Inc.
2.63% 04/15/26 79,000 73,309
610,607
Consumer Discretionary — 1.10%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
2,3
100,000 97,372
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
2,3
35,000 35,119
WarnerMedia Holdings, Inc.
3.43% 03/15/24 210,000 206,026
338,517
Diversified REITs — 0.33%
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 6,000 4,830
VICI Properties LP/VICI Note Co., Inc.
4.50% 01/15/28
2
6,000 5,519
4.63% 06/15/25
2
95,000 91,966
102,315
Electric — 0.88%
American Electric Power Co., Inc.
2.03% 03/15/24 120,000 116,756
FirstEnergy Transmission LLC
2.87% 09/15/28
2
63,000 55,507
Pennsylvania Electric Co.
4.15% 04/15/25
2
50,000 48,358
5.15% 03/30/26
2
50,000 49,317
269,938
Energy — 1.27%
Energy Transfer LP
4.25% 04/01/24 150,000 147,733
5.50% 06/01/27 12,000 11,943
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 121,945
Southern Co. Gas Capital Corp.
3.88% 11/15/25 100,000 95,976
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
2,3
14,625 14,446
392,043

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance — 5.37%
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
$ 5,000 $ 4,221
Capital One Financial Corp.
1.34% 12/06/24
4
120,000 116,873
Citigroup, Inc.
3.52% 10/27/28
4
290,000 269,573
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 90,000 88,352
1.95% 10/21/27
4
90,000 80,074
Goldman Sachs Group, Inc. (The)
(MTN)
(LIBOR USD 3-Month plus 1.60%)
7.06% 11/29/23
1
75,000 75,238
JPMorgan Chase & Co.
0.56% 02/16/25
4
290,000 279,890
0.82% 06/01/25
4
110,000 104,519
1.04% 02/04/27
4
50,000 44,574
Morgan Stanley
1.59% 05/04/27
4
320,000 286,563
Nationwide Building Society
(United Kingdom)
4.36% 08/01/24
2,3,4
150,000 149,701
UBS Group AG
(Switzerland)
1.49% 08/10/27
2,3,4
180,000 154,754
1,654,332
Health Care — 3.16%
AbbVie, Inc.
3.75% 11/14/23 125,000 124,135
Amgen, Inc.
5.15% 03/02/28 130,000 129,945
Bayer U.S. Finance II LLC
4.25% 12/15/25
2
165,000 159,262
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
2
57,000 46,226
Embecta Corp.
5.00% 02/15/30
2
45,000 37,442
Fortrea Holdings, Inc.
7.50% 07/01/30
2
5,000 5,122
HCA, Inc.
5.00% 03/15/24 75,000 74,550
5.25% 06/15/26 155,000 153,393
Humana, Inc.
5.70% 03/13/26 70,000 70,091
Kevlar SpA
(Italy)
6.50% 09/01/29
2,3
25,000 21,437
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
2
30,000 22,240
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
2
16,000 13,240
Prestige Brands, Inc.
3.75% 04/01/31
2
40,000 33,169
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
$ 85,000 $ 84,234
974,486
Health Care REITs — 0.29%
Healthcare Reality Holdings LP
3.50% 08/01/26 45,000 41,426
Healthcare Realty Holdings LP
3.63% 01/15/28 55,000 48,739
90,165
Industrials — 0.33%
Artera Services LLC
9.03% 12/04/25
2
9,000 7,888
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
1
29,000 28,923
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
1
75,000 66,043
102,854
Information Technology — 0.82%
NCR Corp.
5.13% 04/15/29
2
8,000 7,098
Oracle Corp.
5.80% 11/10/25 140,000 141,674
VMware, Inc.
1.00% 08/15/24 110,000 104,169
252,941
Insurance — 0.94%
Athene Global Funding
(SOFR Index plus 0.70%)
5.79% 05/24/24
1,2
85,000 84,169
Nationwide Mutual Insurance Co.
7.84% 12/15/24
2,4
90,000 89,929
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
110,000 109,696
Willis North America, Inc.
4.65% 06/15/27 5,000 4,863
288,657
Materials — 0.69%
Georgia-Pacific LLC
3.60% 03/01/25
2
115,000 110,978
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
55,000 46,416
2.30% 11/01/30
2
70,000 55,527
212,921
Retail — 0.05%
Michaels Cos., Inc. (The)
5.25% 05/01/28
2
20,000 16,179

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services — 0.07%
Waste Pro USA, Inc.
5.50% 02/15/26
2
$ 23,000 $ 21,362
Specialized REITs — 0.01%
Life Storage LP
2.40% 10/15/31 5,000 3,970
Total Corporates
(Cost $7,993,998) 7,825,577
MORTGAGE-BACKED — 28.69%**
Non-Agency Commercial Mortgage-Backed — 8.53%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
2
32,780 31,097
ACAM Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.51%)
6.62% 11/17/34
1,2,3
4,219 4,223
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 54,140 52,232
Barclays Commercial Mortgage Securities Trust,
Series 2018-BXH, Class A
(LIBOR USD 1-Month plus 1.00%)
6.19% 10/15/37
1,2
37,168 36,311
Beast Mortgage Trust,
Series 2021-SSCP, Class A
(CME Term SOFR 1-Month plus 0.86%)
6.01% 04/15/36
1,2
250,000 241,014
BFLD Trust,
Series 2020-EYP, Class A
(LIBOR USD 1-Month plus 1.15%)
6.34% 10/15/35
1,2
125,000 106,108
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(LIBOR USD 1-Month plus 0.92%)
6.11% 12/15/38
1,2
130,000 126,908
BX Trust,
Series 2021-SDMF, Class A
(LIBOR USD 1-Month plus 0.59%)
5.78% 09/15/34
1,2
121,000 116,901
BXMT Ltd.,
Series 2020-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.51%)
6.62% 11/15/37
1,2,3
410,000 391,913
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 25,045 24,523
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 22,930 22,323
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Cold Storage Trust,
Series 2020-ICE5, Class A
(LIBOR USD 1-Month plus 0.90%)
6.09% 11/15/37
1,2
$ 108,129 $ 106,391
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.33% 10/15/45
4
65,302 2
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66% 08/10/50 382 381
Commercial Mortgage Trust,
Series 2015-LC23, Class A2
3.22% 10/10/48 1,574 1,495
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 62,230 59,756
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
6.17% 05/15/36
1,2
244,392 243,251
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.57% 08/10/43
2,4
1,524,292 1,568
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
2,4
323,318 3
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.83% 01/15/47
4
1,334,887 1,059
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.09% 04/15/46
4
263,801 1,278
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
1.05% 01/15/49
4,5,7
631,402 11,220
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.43% 09/15/39
2,4
303,520 40
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.96% 11/15/35
1,2
114,340 113,682
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class ASB
3.56% 11/15/46 442 441
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
1.06% 02/15/47
4
856,279 1,066
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 35,141 34,129
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
6.14% 01/15/36
1,2
94,000 88,904

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Queens Center Mortgage Trust,
Series 2013-QCA, Class B
3.38% 01/11/37
2
$ 150,000 $ 131,237
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
5.92% 11/15/38
1,2
250,000 243,138
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.28% 10/10/36
2,4
14,000,000 22,539
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.34% 08/10/49
2,4,5,7
245,633 129
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 72,222 70,795
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
6.07% 12/15/34
1,2
200,000 183,039
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class A4
3.72% 05/15/47 112,801 111,685
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class ASB
3.39% 08/15/47 7,666 7,592
WF-RBS Commercial Mortgage Trust,
Series 2014-C25, Class XA (IO)
0.93% 11/15/47
4
4,900,148 37,331
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class ASB
3.52% 03/15/47 3,004 2,988
2,628,692
Non-Agency Mortgage-Backed — 6.82%
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 195,393 80,315
Asset-Backed Funding Certificates,
Series 2004-OPT4, Class M1
(LIBOR USD 1-Month plus 0.90%)
6.05% 02/25/34
1
81,015 78,412
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
3.09% 09/26/46
1,2
38,867 38,752
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(LIBOR USD 1-Month plus 0.65%)
5.80% 03/25/35
1
79,342 78,360
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
6.07% 10/25/35
1
37,257 37,204
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
2,4
$ 85,977 $ 74,065
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,4
108,185 92,966
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.83% 10/25/35
1
132,499 127,945
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class M1
(LIBOR USD 1-Month plus 0.39%)
5.54% 06/25/37
1
87,092 84,950
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
6.05% 10/25/47
1
59,076 53,351
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
5.75% 05/25/35
1
38,745 31,890
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/23)
3.95% 01/25/33 4,867 4,439
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
5.90% 07/19/44
1
1,997 1,806
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
4.23% 03/25/36
1
17,263 17,059
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.28% 04/19/36
4
60,313 47,223
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
5.84% 06/20/35
1
100,856 92,286
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 05/25/37
1
32,075 31,897
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
6.01% 08/25/34
1
6,172 5,339
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.42%)
5.57% 05/25/46
1
70,519 62,130
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
3.75% 06/25/37
4
57,207 36,683

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(LIBOR USD 1-Month plus 0.71%)
5.86% 09/25/35
1
$ 136,933 $ 133,206
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
(LIBOR USD 1-Month plus 1.00%)
6.15% 07/25/37
1
60,595 58,869
Option One Mortgage Loan Trust 2005-4 Asset-Backed
Certificates,
Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.69%)
5.84% 11/25/35
1
73,917 69,274
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 07/25/23)
1.87% 04/25/26
2
144,257 133,940
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 07/25/23)
1.79% 07/25/26
2
64,398 58,709
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,078 1,354
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(LIBOR USD 1-Month plus 0.34%)
5.66% 03/25/36
1
78,056 74,119
Residential Asset Securities Corp.,
Series 2005-AHL2, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.78% 10/25/35
1
18,663 18,574
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.46%)
5.61% 02/25/36
1
37,104 30,547
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
2,5,7
1,400,144 16,232
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 07/25/23)
1.99% 08/25/51
2
88,204 82,211
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 07/25/23)
2.12% 04/25/51
2
175,525 160,082
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
5.38% 06/25/42
1
1,046 964
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
5.99% 07/25/45
1
89,234 84,473
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-4, Class M3
(LIBOR USD 1-Month plus 0.75%)
5.90% 12/25/35
1
100,000 97,780
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
4.40% 09/25/33
4
$ 5,518 $ 5,293
2,102,699
U.S. Agency Commercial Mortgage-Backed — 1.48%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K033, Class X1 (IO)
0.33% 07/25/23
4
201,892 —
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K036, Class X1 (IO)
0.84% 10/25/23
4
4,229,240 4,819
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.87% 01/25/25
4
1,097,986 11,271
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.29% 01/25/26
4
3,434,336 84,172
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.24% 05/25/46
4
250,000 9,961
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.35% 06/25/27
4
960,864 26,033
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
5.52% 09/25/30
1
116,071 114,804
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 25,621 24,572
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ32, Class A1
0.52% 06/25/25 47,953 45,690
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.74% 09/25/25
4
2,860,350 36,089
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
101,736 97,559
454,970
U.S. Agency Mortgage-Backed — 11.86%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
4.86% 12/01/34
1
561 550

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL0851
6.00% 10/01/40 $ 1,654 $ 1,742
Fannie Mae REMICS,
Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
5.66% 11/25/23
1
267 1
Fannie Mae REMICS,
Series 2002-21, Class FB
(LIBOR USD 1-Month plus 0.90%)
6.05% 04/25/32
1
16,018 16,121
Fannie Mae REMICS,
Series 2002-53, Class FY
(LIBOR USD 1-Month plus 0.50%)
5.65% 08/25/32
1
64,250 64,302
Fannie Mae REMICS,
Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
6.15% 09/25/32
1
3,103 3,151
Fannie Mae REMICS,
Series 2003-81, Class FE
(LIBOR USD 1-Month plus 0.50%)
5.65% 09/25/33
1
23,215 23,075
Fannie Mae REMICS,
Series 2006-48, Class FL
(LIBOR USD 1-Month plus 0.40%)
5.55% 06/25/36
1
30,117 29,712
Fannie Mae REMICS,
Series 2006-8, Class NF
(LIBOR USD 1-Month plus 0.37%)
5.52% 03/25/36
1
24,459 24,055
Fannie Mae REMICS,
Series 2008-12, Class FA
(LIBOR USD 1-Month plus 0.67%)
5.82% 03/25/38
1
81,289 80,886
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
5.55% 10/25/40
1
2,688 2,655
Fannie Mae REMICS,
Series 2010-74, Class AF
(LIBOR USD 1-Month plus 0.54%)
5.69% 07/25/37
1
26,459 26,200
Freddie Mac REMICS,
Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
6.09% 01/15/33
1
2,809 2,846
Freddie Mac REMICS,
Series 3231, Class FB
(LIBOR USD 1-Month plus 0.35%)
5.54% 10/15/36
1
47,836 46,968
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
5.69% 06/15/42
1
7,725 7,566
Ginnie Mae (TBA)
4.50% 07/20/53 150,000 144,766
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00% 07/20/53 $ 75,000 $ 73,705
UMBS (TBA)
2.50% 07/01/53 150,000 127,138
3.00% 07/01/53 700,000 616,109
3.00% 08/01/53 125,000 110,142
3.50% 08/01/53 50,000 45,615
4.00% 07/01/53 475,000 445,720
4.50% 07/01/53 225,000 216,309
4.50% 08/01/53 275,000 264,559
5.00% 07/01/53 675,000 661,447
5.50% 07/01/53 625,000 622,192
3,657,532
Total Mortgage-Backed
(Cost $9,707,115) 8,843,893
MUNICIPAL BONDS — 1.38%*
Colorado — 0.43%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 135,000 132,781
Maryland — 0.26%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 80,000 79,538
Massachusetts — 0.23%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 75,000 72,922
New York — 0.46%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 150,000 140,783
Total Municipal Bonds
(Cost $446,298) 426,024
Total Bonds — 72.89%
(Cost $23,593,555)
22,471,704
Issues Shares Value
COMMON STOCK — 0.06%
Communications — 0.06%
Intelsat Emergence SA
3,5,7
(Luxembourg) 772 17,486
Total Common Stock
(Cost $25,862)
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,7,8
(Luxembourg) 80 —

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues Shares Value
RIGHTS — 0.00% (continued)
Communications — 0.00% (continued)
Intelsat Jackson Holdings SA, Series
B
†,3,5,7,8
(Luxembourg) 80 $ —
—
Total Rights
(Cost $–) —
Issues Shares Value
MUTUAL FUNDS — 0.72%
Mutual Funds — 0.72%
SPDR S&P 500 ETF Trust
9
502 222,527
Total Mutual Funds
(Cost $217,041)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 28.02%
Money Market Funds — 2.18%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
10
39,279 39,279
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
10
632,000 632,000
671,279
U.S. Agency Discount Notes — 4.20%
Federal Home Loan Bank
4.84%
11
07/24/23 $ 1,300,000 1,296,349
U.S. Treasury Bills — 21.64%
U.S. Treasury Bills
4.76%
11
08/03/23 1,500,000 1,493,401
5.07%
11
08/31/23 470,000 466,033
5.33%
11
10/03/23 1,750,000 1,726,875
5.25%
11
10/26/23 500,000 491,704
U.S. Treasury Bills (WI)
5.03%
11
07/20/23 2,500,000 2,494,078
6,672,091
Total Short-Term Investments
(Cost $8,640,369) 8,639,719
Total Investments - 101.69%
(Cost $32,476,827) 31,351,436
Liabilities in Excess of Other Assets - (1.69)% (519,801)
Net Assets - 100.00% $ 30,831,635
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Security is currently in default with regard to scheduled interest or principal payments.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $45,067, which is 0.15% of total net assets.
8
Non-income producing security.
9
SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index
(the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500
Index. You can access the financial statements of this ETF by going to its homepage at
https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
10
Represents the current yield as of June 30, 2023.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SPDR): Standard & Poor’s Depositary Receipts
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 136 09/15/23 $ 30,508,200 $ 1,148,867 $ 1,148,867

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 671,279 $ — $ — $ 671,279
U.S. Agency Discount Notes — 1,296,349 — 1,296,349
U.S. Treasury Bills 6,672,091 — — 6,672,091
Long-Term Investments:
Asset-Backed Securities — 5,376,210 — 5,376,210
Common Stock — — 17,486 17,486
Corporates — 7,825,577 — 7,825,577
Mortgage-Backed Securities — 8,816,312 27,581 8,843,893
Municipal Bonds — 426,024 — 426,024
Mutual Funds 222,527 — — 222,527
Rights — — — —
Other Financial Instruments
*
Assets:
Equity contracts 1,148,867 — — 1,148,867
Total $ 8,714,764 $ 23,740,472 $ 45,067 $ 32,500,303
*Other financial instruments include futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 20,072 $ 29,904 $ 49,976
Accrued discounts/premiums — (2,967) (2,967)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* (2,586) 644 (1,942)
Purchases — — —
Sales — — —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2023
$ 17,486 $ 27,581 $ 45,067
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(1,942) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $17,486 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Mortgage-Backed
Securities-Non-Agency $16,232 Third-Party Vendor Vendor Prices $1.16 $1.16 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $11,349 Third-Party Vendor Vendor Prices $0.05 - $1.78 $1.76 Increase
Mortgage-Backed Securities-
U.S. Agency Commercial $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.